Share Capital (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Share Capital Details Abstract
Balance, warrants (in shares)	9,813,870	18,074,695
Balance, weighted average exercise price, warrants (in CAD per share)	$ 1.13	$ 0.98
Expired, warrants (in shares)		(141,317)
Expired, weighted average exercise price, warrants (in CAD per share)		$ 1.00
Exercised, warrants (in shares)	5,635,147	(11,245,133)
Exercised, weighted average exercise price, warrants (in CAD per share)	$ 1.12	$ 0.93
Issued, warrants (in shares)		3,125,625
Issued, weighted average exercise price, warrants (in CAD per share)		$ 1.20
Exercised, warrants (in shares)	(5,635,147)	11,245,133
Balance, warrants (in shares)	4,515,600	9,813,870
Balance, weighted average exercise price, warrants (in CAD per share)	$ 1.90	$ 1.13